Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	675,048,580
Maximum Aggregate Offering Price	$ 24,504,263.45
Carry Forward Form Type	F-1
Carry Forward File Number	333-293717
Carry Forward Initial Effective Date	Mar. 03, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,384.04
Offering Note	a. The ordinary shares registered hereby are evidenced by American Depositary Shares ("ADSs"). ADSs (each representing 20 ordinary shares, par value $0.0001 per share) have been registered on separate registration statements on Form F-6 filed on January 27, 2026 (File No. 333-292980). b. The registration statement also includes an indeterminate number of ordinary shares underlying the ADSs that may become issuable to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. c. The registrant initially filed a registration statement on Form F-1 (File No. 333-293717) on February 25, 2026, which was declared effective on March 3, 2026 (the "Prior F-1"). That registration statement covered the resale of up to 35,282,966 ADSs, representing 705,659,320 ordinary shares. This registration statement is being filed to carry forward, pursuant to Rule 415(a)(6), only the unsold securities previously registered on that Form F-1. Of the 705,659,320 ordinary shares originally registered on the Prior F-1, 30,610,740 ordinary shares, represented by 1,530,537 ADSs have been sold by the Selling Securityholder as of the date hereof. The remaining 675,048,580 ordinary shares, represented by 33,752,429 ADSs, are the only securities being carried forward on this registration statement. No additional securities are being registered by this registration statement and no additional filing fee is due. Upon effectiveness of this registration statement, the offering under the Prior F-1 will be deemed terminated.